Financial Instruments with Off-Balance Sheet Risk - Fair Value (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Risk and Uncertainty [Line Items]
Derivative Liabilities	$ 53,660	$ 2,000
EBP, Derivative Asset, Not offset [Abstract]
Counterparty netting, assets	(24,000)	(2,000)
Cash collateral netting, assets	(2,768,000)	(702,000)
Total fair value, assets	0	0
EBP, Derivative Liability, Not Offset [Abstract]
Counterparty netting, liabilities	(24,000)	(2,000)
Cash collateral netting, liabilities	(30,000)	0
Total fair value, liabilities	0	0
Derivatives
EBP, Risk and Uncertainty [Line Items]
Derivative Assets	2,792,000	704,000
Derivative Liabilities	54,000	2,000
Interest rates
EBP, Risk and Uncertainty [Line Items]
Derivative Assets	0	68,000
Derivative Liabilities	30,000	0
Commodities
EBP, Risk and Uncertainty [Line Items]
Derivative Assets	222,000	292,000
Derivative Liabilities	0	2,000
Equities
EBP, Risk and Uncertainty [Line Items]
Derivative Assets	2,570,000	344,000
Derivative Liabilities	$ 24,000	$ 0